Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 1,091.2	$ 967.2
Other comprehensive income (loss) before income taxes and reclassifications	(41.0)	25.7	$ (10.0)
Income tax benefit (expense)	2.3	3.6	1.9
Sale of UK Business, net of tax			25.9
Reclassifications to earnings	9.0	10.1	9.9
Other comprehensive income (loss) attributable to Ceridian	(29.7)	39.4	27.7
Ending balance	1,538.5	1,091.2	967.2
LifeWorks [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
LifeWorks Disposition	0.7
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(160.6)	(199.9)	(224.8)
Other comprehensive income (loss) before income taxes and reclassifications	(16.2)	39.3	8.0
Sale of UK Business, net of tax			16.9
Other comprehensive income (loss) attributable to Ceridian	(16.2)	39.3	24.9
Ending balance	(176.1)	(160.6)	(199.9)
Foreign Currency Translation Adjustment [Member] | LifeWorks [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
LifeWorks Disposition	0.7
Unrealized Gain (Loss) from Invested Customer Trust Funds [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(9.0)	4.7	12.9
Other comprehensive income (loss) before income taxes and reclassifications	(24.5)	(17.3)	(10.2)
Income tax benefit (expense)	2.3	3.6	2.0
Other comprehensive income (loss) attributable to Ceridian	(22.2)	(13.7)	(8.2)
Ending balance	(31.2)	(9.0)	4.7
Pension Liability Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(142.5)	(156.3)	(167.3)
Other comprehensive income (loss) before income taxes and reclassifications	(0.3)	3.7	(7.8)
Income tax benefit (expense)			(0.1)
Sale of UK Business, net of tax			9.0
Reclassifications to earnings	9.0	10.1	9.9
Other comprehensive income (loss) attributable to Ceridian	8.7	13.8	11.0
Ending balance	(133.8)	(142.5)	(156.3)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(312.1)	(351.5)	(379.2)
Ending balance	$ (341.1)	$ (312.1)	$ (351.5)